EVENTS (UNAUDITED) (UNREVIEWED) SUBSEQUENT TO THE DATE OF THE FORM 10-Q FILED ON NOVEMBER 19, 2024 (Details Narrative) - USD ($)		12 Months Ended
	Dec. 18, 2024	Dec. 31, 2022	Jan. 06, 2025	Sep. 30, 2024	Dec. 21, 2023
Subsequent Event [Line Items]
Number of shares issued, value		$ 25,000
Redemption ordinary per share					$ 10.71
Promissory Note Three [Member]
Subsequent Event [Line Items]
Prinicpal amount				$ 220,000
Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued to Sponsor, shares		1,725,000
Number of shares issued, value		$ 173
Subsequent Event [Member]
Subsequent Event [Line Items]
Net tangible assets	$ 5,000,001
Deposit into trust account	55,000
Remaining amount into trust account	$ 17,962,587
Subsequent Event [Member] | Promissory Note Three [Member]
Subsequent Event [Line Items]
Prinicpal amount			$ 200,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued to Sponsor, shares	3,151,473
Number of shares issued, value	$ 35,956,676
Redemption ordinary per share	$ 11.41
Subsequent Event [Member] | Common Stock [Member] | Twenty Twenty Four Redemptions [Member]
Subsequent Event [Line Items]
Common stock issued to Sponsor, shares	3,854,856